Fair Values of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Jan. 26, 2019	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Indefinite-lived Intangible Assets [Line Items]
Goodwill impairment	[1]			$ 133,612
Impairment Charges		$ 5,594
Impairment losses related to amortizable assets			$ 22,067	135,435	$ 349
Fair Value, Inputs, Level 3 [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment Charges			5,594
Impairment losses related to amortizable assets			$ 16,473	1,823	$ 349
Valuation Technique, Discounted Cash Flow [Member]
Indefinite-lived Intangible Assets [Line Items]
Method Of Ascertaining The Fair Value of Assets			Fair value was determined using the combination of a discounted cash flow method (income approach) and the guideline public company method (market comparable approach), weighted equally in determining the fair value of the Company. The market comparable approach estimates fair value using market multiples of various financial measures compared to a set of comparable public companies. In performing the valuations, significant assumptions utilized include unobservable Level 3 inputs including cash flows and long-term growth rates reflective of management’s forecasted outlook, and discount rates inclusive of risk adjustments consistent with current market conditions
B&N Retail
Indefinite-lived Intangible Assets [Line Items]
Goodwill impairment		$ 133,612		$ 133,612

[1]	See Note 1 for discussion on goodwill impairment testing.